Intangible Assets and Goodwill - Summary of Reconciliation Changes in Goodwill (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Opening Balance	$ 27,086,727	$ 18,758,975
Acquisitions, business combinations (Note 18)		8,405,341
Effect of movements in exchange rates	(4,932)	(77,589)
Ending Balance	$ 27,081,795	$ 27,086,727